Submission	Oct. 11, 2024
Submission [Line Items]
Central Index Key	0001363829
Registrant Name	Enstar Group LTD
Form Type	SC 13E-3
Submission Type	SC 13E3/A
Fee Exhibit Type	EX-FILING FEES